Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 12, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000836487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 12, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 12, 2011
Prospectus Date	rr_ProspectusDate	Aug 23, 2011

SMALL COMPANY GROWTH PORTFOLIO (Prospectus Summary): | SMALL COMPANY GROWTH PORTFOLIO
Small Company Growth Portfolio

Prospectus Supplement

October 12, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 12, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
August 23, 2011 of:

Small Company Growth Portfolio

The second sentence of the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Small Company Growth Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:
The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.
Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 23, 2011
SMALL COMPANY GROWTH PORTFOLIO (Prospectus Summary): | SMALL COMPANY GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Small Company Growth Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

October 12, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 12, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
August 23, 2011 of:

Small Company Growth Portfolio

Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Small Company Growth Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.
SupplementClosingTextBlock	ck0000836487_Supplementclosingtextblock	Please retain this supplement for future reference.